ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of the Group's Cash and Cash Equivalents by Currency Denomination and Jurisdiction) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
VIE arrangements [Line Items]
Cash and cash equivalents	¥ 195,303	$ 30,018	¥ 196,900	¥ 246,303
Non-VIEs [Member] | China [Member]
VIE arrangements [Line Items]
Cash and cash equivalents	4,178		19,425
Group [Member] | China [Member]
VIE arrangements [Line Items]
Cash and cash equivalents	173,356		193,197
Variable Interest Entity Primary Beneficiary [Member]
VIE arrangements [Line Items]
Cash and cash equivalents	181,181
Variable Interest Entity Primary Beneficiary [Member] | China [Member]
VIE arrangements [Line Items]
Cash and cash equivalents	¥ 169,178		¥ 173,772